INVENTORY (Tables)	3 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory, net of allowances, in the condensed consolidated balance sheets as of March 31, 2025 and December 31, 2024 were as follows:

	March 31, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Finished products	$292,467	$295,729
Raw materials, work in progress, and packaging materials	97,396	62,380
Crop growing costs	14,114	29,342
Agricultural and other operating supplies	29,016	42,639
Inventories, net of allowances	$432,993	$430,090